INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Profit (Loss) Before Taxes Is Comprised As Follows (Table)
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]	Profit (loss) before taxes is comprised as follows:
	Year ended December 31,
	2012	2011

Domestic (USA)	$40	$(1,161)
Foreign (Israel)	(1,903)	(240)

	$(1,863)	$(1,401)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and its subsidiary's' deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and its subsidiaries deferred tax assets are as follows:

	December 31,
	2012	2011

Reserves and allowances, net	$172	$36
Operating loss carryforward	397	56

Net deferred tax asset before valuation allowance	569	92
Valuation allowance	(569)	(92)

Net deferred tax asset	$-	$-